Interest in Other Entities (Details) ₪ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands																										1 Months Ended																								4 Months Ended	6 Months Ended				12 Months Ended				24 Months Ended
		Sep. 05, 2023 shares	Jul. 03, 2023 shares	Jun. 20, 2023 USD ($)	Apr. 27, 2023 USD ($)	Apr. 13, 2023 USD ($)	Apr. 06, 2023 USD ($) shares	Mar. 21, 2023 USD ($) $ / shares shares	Mar. 02, 2023 shares	Nov. 22, 2022 ILS (₪)	Sep. 14, 2022 USD ($)	Aug. 10, 2022 USD ($)	Aug. 01, 2022	May 09, 2022 USD ($)	Mar. 22, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 15, 2021 USD ($)	Dec. 07, 2021 USD ($) $ / shares shares	Oct. 13, 2021 USD ($)	Oct. 13, 2021 USD ($)	Oct. 13, 2021 ILS (₪)	Mar. 30, 2021 USD ($) ₪ / shares shares	Feb. 04, 2021 USD ($)	Feb. 04, 2021 ILS (₪)	Oct. 14, 2020	Jul. 31, 2023 USD ($) shares	Jun. 29, 2023 USD ($)	Jun. 20, 2023 USD ($)	May 23, 2023 shares	May 17, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 28, 2023 shares	Mar. 23, 2023 USD ($)	Mar. 22, 2023 USD ($) shares	Mar. 16, 2023 USD ($) shares	Feb. 28, 2023 USD ($)	Jan. 23, 2023	Nov. 28, 2022 shares	Oct. 30, 2022 USD ($)	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Sep. 21, 2022 USD ($)	Aug. 30, 2022 USD ($) $ / shares shares	Aug. 23, 2022 USD ($)	Aug. 23, 2022 ILS (₪)	Jul. 28, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Jan. 28, 2022 USD ($)	Jan. 28, 2022 AUD ($)	May 31, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 ILS (₪) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 ILS (₪) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2022 AUD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 09, 2023 USD ($)	Mar. 09, 2023 EUR (€)	Jun. 30, 2023 ILS (₪) shares	Jun. 09, 2023 shares	Apr. 23, 2023 USD ($)	Jan. 17, 2023 USD ($)	Dec. 25, 2022 USD ($)	Nov. 14, 2022 USD ($) $ / shares shares	Oct. 26, 2022 ILS (₪)	Sep. 07, 2022 USD ($)	Jun. 21, 2022 shares	May 08, 2022 USD ($)	Mar. 30, 2022 shares	Feb. 14, 2022	Jan. 27, 2022 USD ($)	Mar. 30, 2021 ILS (₪) ₪ / shares	Mar. 09, 2021	Jul. 31, 2020 USD ($)	Jul. 20, 2020 USD ($) shares
Interest in Other Entities (Details) [Line Items]
Common stock exercise price per share (in Dollars per share) | $ / shares								$ 5.5
Company recognized loss								$ 2,946,000
Total proceeds																														$ 5,700,000
Development services amount																							$ 1,500,000	₪ 4,280,000
Revenues earned percentage																							8.00%	8.00%
Fair value																																																							$ 660,000
Debt amount																																																							1,062,000	₪ 3,862,000
Advertising right																																																							402,000
Options to purchase (in Shares) | shares																						29,944
Invested an initial amount																						$ 473,000																																																				₪ 1,668,000
Percentage of share capital																																																			34.87%	34.87%
Additional amount															$ 3,000,000
License fee income																																	$ 20,000																										$ 3,000
Bonus amount																																	51,000
Shares issued (in Shares) | shares																																																			24,490	24,490	24,109	24,109
Shares issued (in Shares) | shares																																		360,297
Dividing Amount																																		$ 288,238,000
Outstanding share capital																																																											$ 2,400,000	€ 2,000
Additional Amount																																	$ 4,500
Initial public offering share (in Shares) | shares																																											3,717,473
Warrant to purchase (in Shares) | shares																																						120,192					5.2
warrants share (in Shares) | shares																																											425,912
Net issuance expenses																																											$ 4,000
Deducting issuance																																											$ 2,100,000
Issued and outstanding share capital, percentage																																											35.94%								46.21%	46.21%
Warrant to purchase																																																																				$ 4.04
Ordinary shares (in Shares) | shares																																																			2,824,525										2,824,525
Warrant term																																								3 years	3 years										5 years	5 years
Consolidated revenues																																																			2.18%	2.18%
Loan agreement														$ 153,000
Annual interest rate percentage														9.99%																						4.00%
Monthly fee																																								$ 16,500																											₪ 57,500
Securities offered amounted | ₪																																									₪ 425,000
Gross proceeds percentage																																								7.00%	7.00%
Total consideration of percentage																																								8.00%	8.00%
Paid capital																															$ 352,000																																														$ 1,000,000
Tradable warrants																																																							3,171,159
Outstanding shares, percentage																70.00%
Dividend amount											$ 1,000,000
Dividend amount																																																																	$ 445,000
Non-controlling interests																											$ 153,000				$ 226,000					$ 219,000
Internet held percentage																																																			10.00%	10.00%
Total consideration amount																$ 2,625,000																																							1,613,000		$ 2,235
Long-term bank loan received																																																																$ 1,500,000
Long term loan																			$ 6,000,000
Loan interest rate																																																			3.20%										3.20%
Aggregate amount of credit line																																																			$ 3,500,000
Renewable credit line																																										$ 1,500,000
Credit line percentage																																										70.00%
Financing rate																																										3.52%
Increased Credit Line					$ 1,000,000
Aggregate amount																			1,240,000																																				$ 3,858,000
Internet aggregate amount (in New Shekels) | ₪																					₪ 4,000,000
Tax percentage																																																										3.23%
Loan amount										₪ 1,000,000																																		$ 914,000	₪ 3,000,000
Number of shares issued (in Shares) | shares									2,500,000																																										25,524,570				24,661,470						25,524,570	863,100
Outstanding capital stock									5.00%
Incentive stock options. (in Shares) | shares									2,500,000
Common Stock for Issued (in Shares) | shares									2,500,000
Stock-based awards (in Shares) | shares									51,020
Outstanding discounted percentage																																																							20.00%	20.00%	20.00%
Share purchase																												$ 450,000
Share purchase agreement				$ 120,000
Purchase agreement				$ 60,000
Discounted Percenatge				20.00%																								20.00%
Consideration of shares (in Shares) | shares																																																																													3,107,223
Invested amount																	$ 2,000,000
Total value of the options																																																															$ 117,000
Expenses																																				180,000
Company lent																																				$ 80,000
Issuance securities discount rate																																				20.00%
Invested amount																																														$ 60,000					$ 250,000							$ 741,000
Additional loan amount																																														$ 340,000
Consideration price per share (in Dollars per share) | $ / shares
Short term investment.																																																							$ 6.05
Investment value																																																							82,000
Contract assets																																			$ 577,000
Percentage of instead purchasing																																			90.00%
Agreement amount																																			$ 817,000
Aggregated value amount																																			937,000
Reflecting amount																																			817,000
Compensation amount	[1]																																																		$ 685,000				$ 649,000
Other receivables																																																			606,000
Converted shares (in Shares) | shares		2,650,423
Additional agreement amount																																																			125,000
Pre-funded shares (in Shares) | shares							4,505,718
Aggregated gross proceeds							$ 3,500,000
Common shares amount						$ 250,000
Loan amount																																																			$ 250,000
Percentage of annual interest																																																			6.00%	6.00%
Percentage of purchased																																												50.00%	50.00%
Loan interest percentage																																																			1.00%	1.00%
Average quoted amount (in New Shekels) | ₪																																																				₪ 1,750,000
Purchased shares (in Shares) | shares																																																																					592,000
Converted shares loan (in Shares) | shares		2,650,423
Purchase Price [Member]
Interest in Other Entities (Details) [Line Items]
Consideration price per share (in Dollars per share) | $ / shares																		$ 6.05
Buffalo undertook purchase percentage																																																							90.00%	90.00%	90.00%
ClearMind Medicine, Inc.[Member]
Interest in Other Entities (Details) [Line Items]
Public offering price per share (in Dollars per share) | $ / shares																																																																		$ 6.5
Initial public offering [Member]
Interest in Other Entities (Details) [Line Items]
Converted shares (in Shares) | shares																										173,836
Odysight.ai [Member]
Interest in Other Entities (Details) [Line Items]
Common stock outstanding, percentage																																																							27.02%	27.02%	27.02%
Stockholders units (in Shares) | shares								3,294,117
Purchase price per share (in Dollars per share) | $ / shares								$ 4.25
Common stock par value (in Dollars per share) | $ / shares																																											$ 4.16
Securities offered amounted																																								$ 121,000
Transferred value																																			937,000
Eventer [Member]
Interest in Other Entities (Details) [Line Items]
Purchase agreement, description																									Pursuant to the share purchase agreement, the Company invested USD 750 thousand. The share purchase agreement provides that the Company will invest an additional investment of USD 250 thousand in a second tranche (“Earn-out), subject to Eventer achieving certain post-closing EBITDA based milestones during the fiscal years 2021 through 2023, or the “Milestones”. As of June 30, 2023, the Milestones have not been achieved and the fair value of the Earn-out was determined to be immaterial.
Outstanding common stock percentage																																																			46.21%										46.21%
Loan agreement with Safee Cyber Technologies Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Loan agreement description													the Company and Eventer signed a loan agreement with Safee Cyber Technologies Inc. (“Safee”). For more details about the loan agreement, see note 4D to the Annual Financial Statements.
Shrem Zilberman Group Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Exercise of warrants																																																							$ 480,000
CEO [Member]
Interest in Other Entities (Details) [Line Items]
Options to purchase (in Shares) | shares																						29,944
Share based compensation grants [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price per share (in New Shekels per share) | ₪ / shares																																																																										₪ 0.001
Other expenses																																																			$ 25,000	91,000	$ 78,000	₪ 254,000
Round Robin Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Options to purchase (in Shares) | shares																						29,944
Other expenses																																																			25,000	91,000	$ 78,000	₪ 254,000
Exercise price, share options granted (in New Shekels per share) | ₪ / shares																						$ 0.001
Fair value grant amount																																																			$ 473,000	₪ 1,668,000
SciSparc ltd [Member]
Interest in Other Entities (Details) [Line Items]
Common stock representing percentage																																																			49.00%	49.00%
Issued and outstanding share capital, percentage																																																							1.60%	1.60%	1.60%
Options to purchase shares (in Shares) | shares																																																			150,000	150,000
Consideration price per share (in Dollars per share) | $ / shares																																																			$ 5.02
Purchased additional shares (in Shares) | shares																																																																							7,971
Sale of shares (in Shares) | shares																																																							49,157	49,157	49,157
Holds shares (in Shares) | shares																																																							108,814
Compensation amount																																			$ 130,000
Jeffs’ Brands {Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																																		247,415
IPO [Member]
Interest in Other Entities (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares																																											$ 4.04
Warrant to purchase																																																																				$ 2.02
Price per share																																																							125.00%	125.00%	125.00%
Gix internet [Member]
Interest in Other Entities (Details) [Line Items]
Outstanding share capital																																																																								42.25%
Loans | ₪																																																													₪ 3,000,000
Loan interest rate																																																			2.92%										2.92%
Gix Media [Member]
Interest in Other Entities (Details) [Line Items]
Outstanding shares, percentage																76.00%
Percentage on shares issued																76.00%
Internet held percentage																																					10.00%
Provide for line of credit																			$ 3,500,000	$ 3,500,000
Loans																																																			$ 6,000,000
Loan interest rate																																																			4.12%										4.12%
ViewBix Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Outstanding shares, percentage																100.00%
Gix [Member]
Interest in Other Entities (Details) [Line Items]
Aggregate amount | ₪																																																								₪ 12,000,000
Polyrizon [Member]
Interest in Other Entities (Details) [Line Items]
Development services amount																																																							$ 2,500,000
Investment, percentage																																																																											37.03%
Aggregate proceeds amount																																																																						$ 203,000			$ 110,000
Invested amount																																																																						$ 400,000
Equity financing amount																																																																												$ 753,000
Parazero Technologies Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Percentage of share capital																																																100.00%	100.00%
Total consideration amount																																																$ 4,335,000,000	$ 6,000
Aggregate amount																																							$ 625,000
Loan agreement amount																																																							$ 302,000
Purchased shares (in Shares) | shares																																																							674,362	674,362	674,362
Issued and outstanding shares, percentage																																																							40.35%	40.35%	40.35%
Received amount																																																			$ 18,000
Received amount																																																		$ 1,500,000
Investment amount																																																		$ 521,000
Parazero withdrew amount																																																			$ 745,000
Holdings issued and outstanding shares percentage																																																			19.90%										19.90%
Elbit Imaging Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Outstanding shares, percentage																																																										40.22%
Revoltz [Member]
Interest in Other Entities (Details) [Line Items]
Aggregate amount																																																							$ 500,000
Pre-money valuation																																																							10,000,000
Revoltz Ltd.[Member]
Interest in Other Entities (Details) [Line Items]
Issued and outstanding share capital, percentage																																																			19.99%	19.99%
Consideration ordinary shares (in Shares) | shares																																																			19,990										19,990
Buffalo Investments Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Options to purchase shares (in Shares) | shares																																																			150,000	150,000
Buffalo Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Consideration ordinary shares (in Shares) | shares																		150,000
Warrant per share (in Dollars per share) | $ / shares																		$ 0.72
Paid transactions																		$ 72,000
Purchase percentage																		85.00%
Jeffs’ Brands IPO [Member]
Interest in Other Entities (Details) [Line Items]
Contract assets																																																							577,000
Fuel Doctor Holdings Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Total consideration amount																																																										$ 262,500
Purchased shares (in Shares) | shares																																																										90,000,000
Issued and outstanding shares, percentage																																																										35.06%
Share issued (in Shares) | shares																																827,543,253
Percentage of common stock equal																																76.25%
Percentage of issued and outstanding share capital																																																			67.00%										67.00%
Laminera Flow Optimization Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Fair value																																															$ 400,000
Invested amount																																															$ 300,000
Issued and outstanding shares, percentage																																																										11.18%
Share issued (in Shares) | shares																																															324,675
Percentage of investment																																															19.70%
Loan agreement												$ 100,000
Bear annual interest percentage												8.00%
Cortex Media Group Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Subscription agreement description																																																			the Company entered into a subscription agreement with Clearmind, for a private placement in which Clearmind raised approximately CAD 1.6 million (USD 1.25 million) (“Subscription Agreement”). Pursuant to the Subscription Agreement Clearmind issued to the Company 1,987,344 units, at a subscription price of CAD 0.80 (USD 0.63) per unit. Each unit is comprised of one Common Share and one warrant to purchase one Common Share of Clearmind. Each warrant will be exercisable for a period of 18 months into one additional Common Share at an exercise price of CAD 2.00 per share. On August 14, 2023, the warrants expired.CAD 960 thousand (USD 750 thousand) of the investment amount was paid by the Company in cash and CAD 640 thousand (USD 500 thousand) of the investment amount was paid through the issuance of the Company’s ordinary shares, at a price per share of USD 1.20. The Company issued to Clearmind 416,666 shares. The Company’s holdings in Clearmind’s issued and outstanding shares were 5.02%.										the Company entered into a subscription agreement with Clearmind, for a private placement in which Clearmind raised approximately CAD 1.6 million (USD 1.25 million) (“Subscription Agreement”). Pursuant to the Subscription Agreement Clearmind issued to the Company 1,987,344 units, at a subscription price of CAD 0.80 (USD 0.63) per unit. Each unit is comprised of one Common Share and one warrant to purchase one Common Share of Clearmind. Each warrant will be exercisable for a period of 18 months into one additional Common Share at an exercise price of CAD 2.00 per share. On August 14, 2023, the warrants expired.CAD 960 thousand (USD 750 thousand) of the investment amount was paid by the Company in cash and CAD 640 thousand (USD 500 thousand) of the investment amount was paid through the issuance of the Company’s ordinary shares, at a price per share of USD 1.20. The Company issued to Clearmind 416,666 shares. The Company’s holdings in Clearmind’s issued and outstanding shares were 5.02%.
ClearMind Medicine, Inc.[Member]
Interest in Other Entities (Details) [Line Items]
Shares received (in Shares) | shares																													44,829
Public offering shares (in Shares) | shares																																																																		1,153,847
Aggregate gross proceeds																																																																		$ 7,500,000
GERD IP Inc [Member]
Interest in Other Entities (Details) [Line Items]
Issued and outstanding shares, percentage																																																			2.64%	2.64%
Received compensation																																																							1,300,000			$ 1,300,000
Net amount received																																																							631,000			$ 631,000
Safee Cyber Technologies Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Invested additional amount																				$ 400,000
Fully diluted shares capital, percentage																				2.35%	2.35%
Subsequent Event [Member]
Interest in Other Entities (Details) [Line Items]
Remaining percentage								18.45%
Issued and outstanding shares, percentage		36.00%
Share issued (in Shares) | shares			169,920
Loan amount																										$ 785,000
Subsequent Event [Member] | Initial public offering [Member]
Interest in Other Entities (Details) [Line Items]
Aggregated gross proceeds																										$ 7,800,000
Bottom of range [Member]
Interest in Other Entities (Details) [Line Items]
Exchange Shares Percentage																																		2.97%
Top of range [Member]
Interest in Other Entities (Details) [Line Items]
Exchange Shares Percentage																																		4.99%
Eventer [Member] | CEO [Member]
Interest in Other Entities (Details) [Line Items]
Options to purchase (in Shares) | shares																						29,944
Hydreight Technologies Inc.[Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																																			309,000
Shares received (in Shares) | shares																																																			307,000	307,000
Viewbix Inc [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																																			77,980
SciSparc ltd [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																																			84,000
Shares received (in Shares) | shares																																																			63,000	63,000
ClearMind Medicine, Inc.[Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																																			36,000
Colugo Systems Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																																			31,250
Metagramm Software Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Initial equity percentage						19.90%
Lent amount																																																			$ 167,000
Percentage of holding increase																																																			31.25%	31.25%
A.I Systems [Member]
Interest in Other Entities (Details) [Line Items]
Fair value																																																			$ 894,000	₪ 30,000
Loan amount | ₪																																																				₪ 3,000,000
Issued and outstanding shares, percentage		36.00%
Fair value of the loan																																																							$ 940,000	₪ 3,307,000
IPO [Member]
Interest in Other Entities (Details) [Line Items]
Consideration amount																																				$ 500,000
Warrants [member]
Interest in Other Entities (Details) [Line Items]
Shares received (in Shares) | shares																													2,241
Pre-funded shares (in Shares) | shares							4,505,718
Warrants [member] | Algomizer [Member]
Interest in Other Entities (Details) [Line Items]
Number of warrants issued (in Shares) | shares																																											185,873
Warrants A [Member] | Odysight.ai [Member]
Interest in Other Entities (Details) [Line Items]
Net issuance expenses																																											$ 13,400,000

[1]	As of June 30, 2023, these balances include compensation to key management personnel of the Company, Eventer, Gix Internet, Fuel Doctor and Jeffs’ Brands.